Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Operating profit before tax from continuing operations	£ 3,585	£ 3,029
Operating profit before tax from discontinued operations		11
Adjustments for non-cash and other items	350	2,284
Net cash flows from trading activities	3,935	5,324
Changes in operating assets and liabilities	2,088	9,625
Net cash flows from operating activities before tax	6,023	14,949
Income taxes paid	(906)	(877)
Net cash flows from operating activities	5,117	14,072
Net cash flows from investing activities	(7,896)	(1,524)
Net cash flows from financing activities	418	(2,350)
Effects of exchange rate changes on cash and cash equivalents	391	(778)
Net (decrease)/increase in cash and cash equivalents	(1,970)	9,420
Cash and cash equivalents at beginning of period	104,845	118,824
Cash and cash equivalents at end of period	£ 102,875	£ 128,244